Offerings	Jun. 06, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, of Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share, of Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares of Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred. Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock of Macy's, Inc. and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred. Each unit will be issued under a unit agreement or indenture and will represent an interest in a combination of any two or more of the securities being registered hereby or debt obligations of third parties, including U.S. Treasury securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Macy's Retail Holdings, LLC by Macy's, Inc.
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred. Pursuant to Rule 457(n), no additional filing fee is required in connection with the guarantees of the debt securities being registered.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Macy's Retail Holdings, LLC
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Macy's Retail Holdings, LLC
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts of Macy's Retail Holdings, LLC
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Macy's Retail Holdings, LLC
Fee Rate	0.01531%
Offering Note	An indeterminate number of the securities of each identified class is being registered as may from time to time be offered for sale at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. Pursuant to Rule 456(b) and Rule 457(r), payment of the registration fee is being deferred. Each unit will be issued under a unit agreement or indenture and will represent an interest in a combination of any two or more of the securities being registered hereby or debt obligations of third parties, including U.S. Treasury securities.